AMOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
AMOUNTS RECEIVABLE AND PREPAID EXPENSES
Sales tax receivable	$ 58	$ 49
Interest, refundable deposits and other receivables	61	103
Prepaid expenses	1,987	1,756
Total	$ 2,106	$ 1,908